Equity	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
EQUITY
15.	EQUITY

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Ordinary Shares.

As of June 30, 2019, there were 26,180,314 shares of ordinary shares issued and outstanding.

On October 2, 2019, the Company completed the acquisition of 51% equity interest in 39Pu (Note 6). The consideration was comprised of cash consideration of $2.4 million and share consideration of 10,000,000 Ordinary Shares, and certain contingent considerations. On October 17, 2019, the Company issued 10,000,000 Ordinary Shares, no par value, to three shareholders of 39Pu, who collectively owned 51% equity interest in 39Pu and entered into 39Pu VIE Agreements with the Company.

On June 5, 2020, the Company issued 8,834 ordinary shares to one independent director, at a per share price at the market price of the issuance date.

On June 24, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 9,000,000 ordinary shares for gross proceeds of approximately $5.0 million. The offering closed on June 29, 2020.

As of June 30, 2020 and 2019, the Company had 45,188,648 shares and 26,180,314 shares issued and outstanding, respectively.

Warrants

A summary of warrants activity for the years ended June 30, 2020, 2019 and 2018 was as follows:

	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2017	8,500,000	0.47 years	December 18, 2017
Expiration of IPO warrants	(8,500,000)
Grants of private placement warrants	359,727	5 years	November 20, 2022
Balance of warrants outstanding as of June 30, 2018	359,727	4.39 years
Grants of registered direct offering warrants	1,809,420	5 years	May 23, 2024
Grants of placement agent warrants	227,600	5 years	May 23, 2024
Balance of warrants outstanding as of June 30, 2019	2,396,747	4.68 years	*
Balance of warrants outstanding as of June 30, 2020	2,396,747	3.67 years	*

*	Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2020, 2,037,020 shares will be expire on May 23, 2024.

IPO warrants

On December 21, 2012, the company issued 4,000,000 public warrants to the shareholder in connection with the Public Offering. Each class A share will be entitled to one public warrant. Each public warrant entitles the holders to purchase from the Company one ordinary shares at an exercise price of $10.00 commencing on the later of (a) December 18, 2013 and (b) the consolidation of each series of the Company's ordinary shares into one class of ordinary shares and will expire on the earlier of December 18, 2017 and the date of the Company's dissolution and liquidation of the Trust Account, unless such public warrant are earlier redeemed.

The public warrants may be redeemed by the Company at a price of $0.01 per public warrant in whole but not in part upon 30 days prior written notice after the public warrants become exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading days period ending on the third business day prior to the date on which notice of redemption is given. In the event that there is no effective registration statement or prospectus covering the ordinary shares issuable upon exercise of the public warrants, holders of the public warrants may elect to exercise them on a cashless basis by paying the exercise price by surrendering their public warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of shares underlying the redeemable warrants, multiplied by the difference between the exercise price of the public warrants and the "fair market value" by (y) the fair market value. The "fair market value" means the average reported last sale price of our ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the public warrants notice is sent to the warrant agent. The Company would receive additional proceeds to the extent the redeemable warrants are exercised on a cashless basis.

In connection with the Private Placement, on December 21, 2012, the founders (CIS Acquisition Holding Co Ltd) and certain of their designees purchased 4,500,000 warrants (the "Placement Warrants") at a price of $0.75 per warrants for an aggregate purchase price of $3,375,000. The Placement warrants are identical to the public warrants, except that the Placement warrants are (i) subject to certain transfer restrictions described below, (ii) cannot be redeemed by the Company, and (iii) may be exercised during the applicable exercise period, on a for cash or cashless basis, at any time after the consolidation of each series of the Company's ordinary shares into one class of ordinary shares after consummation of an Acquisition Transaction or post-acquisition tender offer, as the case may be, even if there is not an effective registration statement relating to the shares underlying the Placement warrants, so long as such warrants are held by the founders or their designees, or their affiliates. Notwithstanding the foregoing, if the Placement warrants are held by the holders other than the founders or their permitted transferees, the Placement warrants will only be exercisable by the holders on the same basis as the public warrants included in the units being sold in the Public offering.

As at December 18, 2017, all the Public warrants were expired.

Private placement warrants

On November 21, 2017, the company issued 359,727 warrants to the shareholder in connection with a private placement offering of 1,798,635 ordinary shares. The warrant has an exercise price of $1.31 per share and is exercisable for five years from the date of issuance.

As at June 30, 2020 and 2019, there were 359,727 warrants outstanding. The fair value of the warrants is $142,092 and 204,325, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

The key assumption used in estimates are as follows:

	June 30, 2020	June 30, 2019

Terms of warrants	2.39 years	3.39 years
Exercise price	1.31	1.31
Risk free rate of interest	0.29%	2.77%
Dividend yield	0.00%	0.00
Annualized volatility of underlying stock	174.05%	187.99%

Registered direct offering warrants

In connection with the direct offering closed on May 24, 2019, the Company issued warrants to investors to purchase a total of 1,809,420 ordinary shares with a warrant term of five (5) years. The warrants have an exercise price of $1.86 per share. On July 4, 2020, the Company updated the estimation of fair value of warrants issued on May 24, 2019 as a result of the change in exercise price of the warrants from $1.86 to $0.51.

The warrants have customary anti-dilution protections including a "full ratchet" anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional shares of common stock, options, warrants or other securities that are convertible into common stock at a price lower than $1.86 per share. The anti-dilution adjustment provision is not triggered by certain "exempt issuances" which among other issuances, includes the issuance of shares of common stock, options or other securities to officers, employees, directors, consultants or service providers.

Based on an evaluation as discussed in FASB ASC 815-15, "Embedded Derivatives" and FASB ASC 815-40-15, "Contracts in Entity's Own Equity – Scope and Scope Exceptions," the Company determined that the registered direct offering warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the registered direct offering warrants were classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

As of May 24, 2019 and June 30, 2019 and 2020, the Company estimated fair value of the registered direct offering warrants at $1,961,411, $1,091,080 and $895,663, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

On the May 24, 2019 and June 30, 2019 and 2020, the Company estimated the fair value of Series A Warrants using the following assumption.

	On May 24, 2019	On June 30, 2019	On June 30, 2020
Terms of warrants	5 years	4.9 years	3.9 years
Exercise price	1.86	1.86	0.51
Risk free rate of interest	2.77%	2.77%	0.29%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	189.72%	187.99%	174.05%

Placement Agent Warrants

On April 3, 2019, the Company entered into a letter agreement with FT Global Capital, Inc., as exclusive placement agent (the "Placement Agent"), pursuant to which the Placement Agent has agreed to act as placement agent on a best efforts basis in connection with the above offering. In addition to the cash payments, the Company has also agreed to issue to the Placement Agent a warrant to purchase a number of ordinary shares equal to 8.0% of the aggregate number of ordinary shares sold in this offering, which warrant will have the same term as registered direct offering warrants, including exercise price, vesting period, antidilution terms and etc. As such, same as the classification of registered direct offering warrants, the Placement Agent Warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of May 24, 2019 and June 30, 2019 and 2020, the Company estimated fair value of the Placement Agent Warrants at $246,718, $137,243 and $112,662, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for Series A Warrants.

Allocation of Issuance Costs

In connection with the Private Placement closed on May 24, 2019, the Company incurred direct and incremental issuance costs of $490,667. These costs were allocated to common stock and registered direct offering warrants in proportion to the allocation of proceeds. The issuance costs allocated to common stock were accounted for as a reduction of proceeds of the common stocks, while the issuance costs allocated to warrants were accounted for as non-operating expenses.